Financial instruments - Undiscounted Non-derivative Financial Liabilities and Contractual Maturities (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Not later than one month [member]
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	$ 192,572	$ 191,297
Later than one month and not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	278,520	223,885
Later than three months and not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	23,412	25,475
Later than one year and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	$ 607,796	$ 1,718,475